Commitment and contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Expense	$ 5,054	$ 4,220	$ 3,495
Tenant Improvements	$ 17,148